Fair Value Measurements - Schedule of Change in the Fair Value Measurement Using Significant Inputs (Details) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended
	Feb. 13, 2024	Mar. 31, 2024	Mar. 31, 2025
Preferred stock warrant liability (Predecessor):
Balance at beginning	$ 320,117
Reclassification of warrant liability to equity	(320,117)
Balance at ending
Earnout liability (Successor):
Balance at beginning		4,900,000	20,000
Gain on revaluation of earnout liability		(1,800,000)
Balance at ending	4,900,000	3,100,000	20,000
Level 1 [Member]
Preferred stock warrant liability (Predecessor):
Balance at beginning
Reclassification of warrant liability to equity
Balance at ending
Earnout liability (Successor):
Balance at beginning
Gain on revaluation of earnout liability
Balance at ending
Level 2 [Member]
Preferred stock warrant liability (Predecessor):
Balance at beginning
Reclassification of warrant liability to equity
Balance at ending
Earnout liability (Successor):
Balance at beginning
Gain on revaluation of earnout liability
Balance at ending
Level 3 [Member]
Preferred stock warrant liability (Predecessor):
Balance at beginning	320,117
Reclassification of warrant liability to equity	(320,117)
Balance at ending
Earnout liability (Successor):
Balance at beginning		4,900,000	20,000
Gain on revaluation of earnout liability		(1,800,000)
Balance at ending	$ 4,900,000	$ 3,100,000	$ 20,000